Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	$ 61,767		$ 264,862
Accounting category amortized cost	174,183		24,199
Financial assets	235,949		289,061
Fair value	235,949		289,061
Fair value other current liabilities	22,227		6,010
Accounting category amortized cost	91,865		132,397
Financial liabilities	114,092		138,408
Fair value	114,660		138,581
Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	61,533		264,862
Fair value	0		0
Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Fair value	0		0
Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	234		0
Fair value	22,227		67,189
Non-current Financial Assets [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss			4,556
Accounting category amortized cost	5,088	[1]	2,965
Financial assets	5,088	[1]	7,521
Fair value	5,088	[1]	7,521
Non-current Financial Assets [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	4,556
Non-current Financial Assets [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Non-current Financial Assets [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Trade Receivables [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	0	[1]	0
Accounting category amortized cost	14,398	[1]	6,714
Financial assets	14,398	[1]	6,714
Fair value	14,398	[1]	6,714
Trade Receivables [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Trade Receivables [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Trade Receivables [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Subsidies Receivables [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	0	[1]	0
Accounting category amortized cost	7,800	[1]	14,521
Financial assets	7,800	[1]	14,521
Fair value	7,800	[1]	14,521
Subsidies Receivables [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Subsidies Receivables [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Subsidies Receivables [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Current Financial Assets [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	234	[1]	117,055
Accounting category amortized cost	146,897	[1]	0
Financial assets	147,130	[1]	117,055
Fair value	147,130	[1]	117,055
Current Financial Assets [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	117,055
Current Financial Assets [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Current Financial Assets [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	234	[1]	0
Cash and Cash Equivalents [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	61,533		143,251
Accounting category amortized cost	0		0
Financial assets	61,533		143,251
Fair value	61,533		143,251
Cash and Cash Equivalents [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	61,533		143,251
Cash and Cash Equivalents [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Cash and Cash Equivalents [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	22,059		6,010
Accounting category amortized cost	0		0
Financial liabilities	22,059		6,010
Fair value	22,059		6,010
Non-current Derivative Instruments (EIB warrants) [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Non-current Derivative Instruments (EIB warrants) [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Non-current Derivative Instruments (EIB warrants) [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	22,059		6,010
Other Non-Current Financial Liabilities [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	0		0
Accounting category amortized cost	51,953		44,871
Financial liabilities	51,953		44,871
Fair value	52,521		45,038
Other Non-Current Financial Liabilities [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value			0
Other Non-Current Financial Liabilities [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Other Non-Current Financial Liabilities [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0		45,038
Current Financial Liabilities [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	0	[1]	0
Accounting category amortized cost	10,460	[1]	16,134
Financial liabilities	10,460	[1]	16,134
Fair value	10,460	[1]	16,141
Current Financial Liabilities [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Current Financial Liabilities [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Current Financial Liabilities [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	16,141
Trade Payables [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	0	[1]	0
Accounting category amortized cost	17,277	[1]	18,664
Financial liabilities	17,277	[1]	18,664
Fair value	17,277	[1]	18,664
Trade Payables [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Trade Payables [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Trade Payables [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Other Current Liabilities [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value other current liabilities	168	[1]	0
Accounting category amortized cost	12,174	[1]	10,097
Financial liabilities	12,342	[1]	10,097
Fair value	12,342	[1]	10,097
Other Current Liabilities [member] | Level 1 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Other Current Liabilities [member] | Level 2 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	0	[1]	0
Other Current Liabilities [member] | Level 3 [member]
Disclosure of Financial Assets And Liabilities [Line Items]
Fair value	$ 168	[1]	$ 0

[1]	(i) As of December 31, 2025, the carrying amount of these assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.